INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory, Net [Abstract]
Schedule of Inventories

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2025 and 2024, inventories consisted of the following:

	December 31,	December 31,
	2025	2024
Finished goods	$5,780,250	$27,172,200